SEGMENT INFORMATION (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Sales	$ 41,708	$ 19,554	$ 26,069
First Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	26,795	11,786
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	$ 4,423	$ 2,200